Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Oct. 31, 2014
Supplement [Text Block]	nit1_SupplementTextBlock

NUVEEN NWQ SMALL-CAP VALUE FUND

SUPPLEMENT DATED DECEMBER 2, 2014

TO THE PROSPECTUS DATED OCTOBER 31, 2014

The table presenting the fund’s average annual total returns for the periods ended December 31, 2013 at the end of the section “Fund Summaries—Nuveen NWQ Small-Cap Value Fund—Fund Performance” is deleted in its entirety and replaced with the following table:

		Average Annual Total Returns for the Periods Ended December 31, 2013
	Inception Date	1 Year	5 Years	Since Inception
Class A (return before taxes)	12/8/04	32.67%	22.77%	8.00%
Class A (return after taxes on distributions)		32.67%	22.77%	7.82%
Class A (return after taxes on distributions and sale of Fund shares)		18.49%	18.77%	6.41%
Class C (return before taxes)	12/8/04	39.72%	23.33%	7.92%
Class R3 (return before taxes)	9/29/09	40.47%	23.97%	8.45%
Class I (return before taxes)	12/8/04	41.15%	24.58%	8.99%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)		34.52%	17.64%	7.54%
Lipper Small-Cap Core Classification Average (reflects no deduction for taxes or sales loads)		36.81%	20.33%	8.55%

Nuveen NWQ Small-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit1_SupplementTextBlock

NUVEEN NWQ SMALL-CAP VALUE FUND

SUPPLEMENT DATED DECEMBER 2, 2014

TO THE PROSPECTUS DATED OCTOBER 31, 2014

The table presenting the fund’s average annual total returns for the periods ended December 31, 2013 at the end of the section “Fund Summaries—Nuveen NWQ Small-Cap Value Fund—Fund Performance” is deleted in its entirety and replaced with the following table:

		Average Annual Total Returns for the Periods Ended December 31, 2013
	Inception Date	1 Year	5 Years	Since Inception
Class A (return before taxes)	12/8/04	32.67%	22.77%	8.00%
Class A (return after taxes on distributions)		32.67%	22.77%	7.82%
Class A (return after taxes on distributions and sale of Fund shares)		18.49%	18.77%	6.41%
Class C (return before taxes)	12/8/04	39.72%	23.33%	7.92%
Class R3 (return before taxes)	9/29/09	40.47%	23.97%	8.45%
Class I (return before taxes)	12/8/04	41.15%	24.58%	8.99%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)		34.52%	17.64%	7.54%
Lipper Small-Cap Core Classification Average (reflects no deduction for taxes or sales loads)		36.81%	20.33%	8.55%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2013
Nuveen NWQ Small-Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.67%
5 Years	rr_AverageAnnualReturnYear05	22.77%
Since Inception	rr_AverageAnnualReturnSinceInception	8.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2004
Nuveen NWQ Small-Cap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	39.72%
5 Years	rr_AverageAnnualReturnYear05	23.33%
Since Inception	rr_AverageAnnualReturnSinceInception	7.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2004
Nuveen NWQ Small-Cap Value Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	40.47%
5 Years	rr_AverageAnnualReturnYear05	23.97%
Since Inception	rr_AverageAnnualReturnSinceInception	8.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2009
Nuveen NWQ Small-Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	41.15%
5 Years	rr_AverageAnnualReturnYear05	24.58%
Since Inception	rr_AverageAnnualReturnSinceInception	8.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2004
Nuveen NWQ Small-Cap Value Fund | (return after taxes on distributions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.67%
5 Years	rr_AverageAnnualReturnYear05	22.77%
Since Inception	rr_AverageAnnualReturnSinceInception	7.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2004
Nuveen NWQ Small-Cap Value Fund | (return after taxes on distributions and sale of Fund shares) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.49%
5 Years	rr_AverageAnnualReturnYear05	18.77%
Since Inception	rr_AverageAnnualReturnSinceInception	6.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2004
Nuveen NWQ Small-Cap Value Fund | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	34.52%
5 Years	rr_AverageAnnualReturnYear05	17.64%
Since Inception	rr_AverageAnnualReturnSinceInception	7.54%
Nuveen NWQ Small-Cap Value Fund | Lipper Small-Cap Core Classification Average (reflects no deduction for taxes or sales loads)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	36.81%
5 Years	rr_AverageAnnualReturnYear05	20.33%
Since Inception	rr_AverageAnnualReturnSinceInception	8.55%